UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA    February 12, 2001
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$227,448


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3394   131500 SH       SOLE                   131500
Apartment Investment and Manag                  03748R101    10697   214200 SH       SOLE                   214200
Archstone Communities Trust                     039581103    16590   644285 SH       SOLE                   644285
Avalon Bay Communities                          053484101    12027   239931 SH       SOLE                   239931
BRE Properties, Inc.                            05564E106    10455   329940 SH       SOLE                   329940
Boston Properties                               101121101     8935   205400 SH       SOLE                   205400
Brandywine Realty Trust                         105368203     3869   187000 SH       SOLE                   187000
CarrAmerica Realty Corp.                        144418100    10762   343700 SH       SOLE                   343700
Charles E. Smith Residential R                  832197107    12309   261900 SH       SOLE                   261900
Equity Office Properties Trust                  294741103    11624   356287 SH       SOLE                   356287
Equity Residential Properties                   29476L107     5830   105400 SH       SOLE                   105400
Essex Property Trust, Inc.                      297178105     6800   124200 SH       SOLE                   124200
Federal Realty Investment Trus                  313747206     2924   153900 SH       SOLE                   153900
Home Properties of New York, I                  437306103    15774   564600 SH       SOLE                   564600
ISTAR Financial, Inc.                           85569R104     1916    97300 SH       SOLE                    97300
JDN Realty Corporation                          465917102     2311   218800 SH       SOLE                   218800
Kimco Realty Corp.                              49446R109     8511   192600 SH       SOLE                   192600
Liberty Property Trust                          531172104     9806   343300 SH       SOLE                   343300
Mack Cali Realty Corporation                    554489104     4227   148000 SH       SOLE                   148000
Pinnacle Holdings Inc.                          72346N101     1378   152100 SH       SOLE                   152100
Post Properties, Inc.                           737464107     3305    88000 SH       SOLE                    88000
Prentiss Properties, Inc.                       740706106     9094   337600 SH       SOLE                   337600
Prologis Trust                                  743410102    10707   481200 SH       SOLE                   481200
Public Storage, Inc.                            74460D109     7272   299100 SH       SOLE                   299100
Reckson Associates                              75621K106    11902   474900 SH       SOLE                   474900
Regency Realty Corp.                            758939102     5782   244100 SH       SOLE                   244100
Simon Property Group, Inc.                      828806109     7231   301300 SH       SOLE                   301300
Spieker Properties, Inc.                        848497103     2627    52400 SH       SOLE                    52400
Starwood Hotels & Resorts Worl                  85590A203     6542   185600 SH       SOLE                   185600
The Macerich Company                            554382101     2015   105000 SH       SOLE                   105000
Velocity HSI Inc.                               92257K102        1    58848 SH       SOLE                    58848
Wyndham International- Class A                  983101106      832   475400 SH       SOLE                   475400